UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Aristotle Capital Management, LLC
Address:  11100 Santa Monica Blvd
          Suite 1700
          Los Angeles, CA 90025

Form 13F File Number:  028-2634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Schweitzer
Title:    Chief Compliance Officer
Phone:    310-478-4005

Signature, Place, and Date of Signing:

    /s/ Richard Schweitzer           Los Angeles, CA            August 9, 2012
    ----------------------           ---------------            --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          126
                                         -----------

Form 13F Information Table Value Total:  $ 1,709,604
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- --------------- --------- ---------- ------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                TITLE OF                 VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER             CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
---------------------------- --------------- --------- ---------- ---------- --- ---- ---------- -------- --------- ------ ---------
BANCO SANTANDER SA           ADR             05964H105     21,359  3,255,937 SH       Sole                2,187,454        1,068,483
BARCLAYS PLC                 ADR             06738E204      1,181    114,706 SH       Sole                   57,591           57,115
CHUNGHWA TELECOM CO LTD      SPON ADR NEW11  17133Q502        842     26,777 SH       Sole                   14,082           12,695
DIAGEO P L C                 SPON ADR NEW    25243Q205     21,525    208,836 SH       Sole                  121,464           87,372
ENERSIS S A                  SPONSORED ADR   29274F104        979     52,340 SH       Sole                   23,840           28,500
ERICSSON                     ADR B SEK 10    294821608      1,833    200,787 SH       Sole                  101,977           98,810
HSBC HLDGS PLC               SPON ADR NEW    404280406      1,318     29,856 SH       Sole                   13,676           16,180
MITSUBISHI UFJ FINL GROUP IN SPONSORED ADR   606822104     25,184  5,301,916 SH       Sole                3,579,012        1,722,904
NIDEC CORP                   SPONSORED ADR   654090109         66      3,416 SH       Sole                    3,416
NOVARTIS A G                 SPONSORED ADR   66987V109      1,112     19,890 SH       Sole                    9,865           10,025
ORIX CORP                    SPONSORED ADR   686330101        643     13,813 SH       Sole                   12,252            1,561
TEVA PHARMACEUTICAL INDS LTD ADR             881624209      1,167     29,590 SH       Sole                   14,740           14,850
TIM PARTICIPACOES S A        SPONSORED ADR   88706P205      1,023     37,240 SH       Sole                   19,361           17,879
TOTAL S A                    SPONSORED ADR   89151E109      2,147     47,756 SH       Sole                   27,976           19,780
TOYOTA MOTOR CORP            SP ADR REP2COM  892331307      1,456     18,088 SH       Sole                    9,193            8,895
UNILEVER N V                 N Y SHS NEW     904784709     35,695  1,070,305 SH       Sole                  722,567          347,738
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209     23,915    848,668 SH       Sole                  631,845          216,823
3M CO                        COM             88579Y101      1,695     18,920 SH       Sole                   11,970            6,950
ABBOTT LABS                  COM             002824100     57,980    899,331 SH       Sole                  517,133          382,198
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101     14,335    238,555 SH       Sole                  182,222           56,333
AES CORP                     COM             00130H105     44,988  3,506,500 SH       Sole                1,811,953        1,694,547
AMERICAN EXPRESS CO          COM             025816109      3,662     62,910 SH       Sole                   53,110            9,800
APPLE INC                    COM             037833100        901      1,542 SH       Sole                      842              700
AT&T INC                     COM             00206R102        219      6,155 SH       Sole                                     6,155
AUTOLIV INC                  COM             052800109      1,512     27,656 SH       Sole                   14,016           13,640
BANK OF AMERICA CORPORATION  COM             060505104     33,517  4,097,481 SH       Sole                2,210,922        1,886,559
BAXTER INTL INC              COM             071813109     36,685    690,215 SH       Sole                  383,890          306,325
BEAM INC                     COM             073730103      1,640     26,250 SH       Sole                   11,350           14,900
BERKSHIRE HATHAWAY INC DEL   CL B NEW        084670702      2,858     34,300 SH       Sole                   32,250            2,050
BERKSHIRE HATHAWAY INC DEL   CL A            084670108      4,373         35 SH       Sole                       32                3
BP PLC                       SPONSORED ADR   055622104        928     22,900 SH       Sole                   17,900            5,000
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH  112585104      1,317     39,779 SH       Sole                   19,659           20,120
BUNGE LIMITED                COM             G16962105     35,221    561,378 SH       Sole                  303,610          257,768
CARBO CERAMICS INC           COM             140781105        875     11,400 SH       Sole                    8,100            3,300
CATERPILLAR INC DEL          COM             149123101        238      2,800 SH       Sole                    2,800
CENTURYLINK INC              COM             156700106      6,461    163,600 SH       Sole                                   163,600
CHEVRON CORP NEW             COM             166764100        666      6,316 SH       Sole                    1,816            4,500
CHURCH & DWIGHT INC          COM             171340102      2,075     37,400 SH       Sole                   29,200            8,200
CINTAS CORP                  COM             172908105      1,532     39,681 SH       Sole                   20,581           19,100
COCA COLA CO                 COM             191216100      1,217     15,566 SH       Sole                   15,566
COLGATE PALMOLIVE CO         COM             194162103      1,996     19,175 SH       Sole                   14,275            4,900
COMMUNITY HEALTH SYS INC NEW COM             203668108        242      8,650 SH       Sole                    8,650
CONAGRA FOODS INC            COM             205887102        441     17,000 SH       Sole                    2,600           14,400
COSTCO WHSL CORP NEW         COM             22160K105        462      4,860 SH       Sole                    1,600            3,260
COVIDIEN PLC                 SHS             G2554F113     33,091    618,521 SH       Sole                  292,513          326,008
CREXUS INVT CORP             COM             226553105        193     19,000 SH       Sole                    9,500            9,500
DEERE & CO                   COM             244199105     36,950    456,911 SH       Sole                  246,930          209,981
DIRECTV                      COM CL A        25490A101        758     15,524 SH       Sole                   14,290            1,234
DONALDSON INC                COM             257651109        567     17,000 SH       Sole                    7,000           10,000
DOVER CORP                   COM             260003108        879     16,400 SH       Sole                    6,950            9,450
DOW CHEM CO                  COM             260543103     39,118  1,241,834 SH       Sole                  678,521          563,313
EBAY INC                     COM             278642103     52,998  1,261,568 SH       Sole                  701,794          559,774
E M C CORP MASS              COM             268648102     49,797  1,942,903 SH       Sole                1,029,764          913,139
EMERSON ELEC CO              COM             291011104      1,015     21,800 SH       Sole                    2,800           19,000
EQUIFAX INC                  COM             294429105        373      8,000 SH       Sole                                     8,000
EXXON MOBIL CORP             COM             30231G102      6,346     74,158 SH       Sole                   52,158           22,000
FIRST REP BK SAN FRANCISCO C COM             33616c100     36,556  1,087,990 SH       Sole                  610,626          477,364
FORTUNE BRANDS HOME & SEC IN COM             34964c106        547     24,550 SH       Sole                    9,650           14,900
FRANKLIN ELEC INC            COM             353514102      1,224     23,933 SH       Sole                   17,133            6,800
GENERAL DYNAMICS CORP        COM             369550108     38,727    587,133 SH       Sole                  313,361          273,772
GENERAL ELECTRIC CO          COM             369604103     44,782  2,148,853 SH       Sole                1,217,902          930,951
GENERAL MLS INC              COM             370334104        808     20,960 SH       Sole                    9,460           11,500
GLAXOSMITHKLINE PLC          SPONSORED ADR   37733W105        285      6,262 SH       Sole                    5,462              800
GRAINGER W W INC             COM             384802104        918      4,800 SH       Sole                    4,150              650
HALLIBURTON CO               COM             406216101     35,980  1,267,346 SH       Sole                  673,735          593,611
HEINZ H J CO                 COM             423074103     44,446    817,325 SH       Sole                  444,163          373,162
HERSHEY CO                   COM             427866108     52,612    730,421 SH       Sole                  404,938          325,483
HESS CORP                    COM             42809H107     25,788    593,518 SH       Sole                  312,526          280,992
HOME DEPOT INC               COM             437076102     22,906    432,280 SH       Sole                  247,684          184,596
HOSPIRA INC                  COM             441060100     24,195    691,691 SH       Sole                  382,387          309,304
ILLINOIS TOOL WKS INC        COM             452308109      1,401     26,485 SH       Sole                   14,085           12,400
INTERNATIONAL BUSINESS MACHS COM             459200101     27,830    142,296 SH       Sole                   63,152           79,144
PENNEY J C INC               COM             708160106     26,992  1,157,939 SH       Sole                  608,753          549,186
JOHNSON & JOHNSON            COM             478160104      4,072     60,266 SH       Sole                   41,960           18,306
JPMORGAN CHASE & CO          COM             46625H100     40,596  1,136,178 SH       Sole                  635,258          500,920
KIMBERLY CLARK CORP          COM             494368103        802      9,570 SH       Sole                    9,570
KRAFT FOODS INC              CL A            50075N104     10,345    267,856 SH       Sole                   17,058          250,798
LENNAR CORP                  CL A            526057104     51,582  1,668,790 SH       Sole                  909,296          759,494
LOWES COS INC                COM             548661107     25,277    888,772 SH       Sole                  468,154          420,618
M & T BK CORP                COM             55261F104     33,262    402,840 SH       Sole                  221,760          181,080
MARTIN MARIETTA MATLS INC    COM             573284106        493      6,251 SH       Sole                    2,951            3,300
MEAD JOHNSON NUTRITION CO    COM             582839106        339      4,216 SH       Sole                    3,128            1,088
MICROSOFT CORP               COM             594918104        300      9,800 SH       Sole                    9,800
MONSANTO CO NEW              COM             61166W101        414      5,000 SH       Sole                    5,000
MORGAN STANLEY               COM NEW         617446448      6,491    444,900 SH       Sole                                   444,900
NIKE INC                     CL B            654106103        228      2,600 SH       Sole                    2,600
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103      1,696     52,133 SH       Sole                   26,073           26,060
NORDSTROM INC                COM             655664100      1,565     31,500 SH       Sole                   31,500
ORACLE CORP                  COM             68389X105     38,838  1,307,681 SH       Sole                  711,712          595,969
PALL CORP                    COM             696429307        674     12,295 SH       Sole                    5,695            6,600
PEPSICO INC                  COM             713448108      6,313     89,339 SH       Sole                   58,439           30,900
PFIZER INC                   COM             717081103      4,097    178,149 SH       Sole                  105,219           72,930
PHILIP MORRIS INTL INC       COM             718172109      5,251     60,178 SH       Sole                   38,289           21,889
PIONEER NAT RES CO           COM             723787107     37,595    426,198 SH       Sole                  234,516          191,682
PROCTER & GAMBLE CO          COM             742718109        857     13,991 SH       Sole                   11,391            2,600
PROGRESSIVE CORP OHIO        COM             743315103     14,616    701,688 SH       Sole                  316,889          384,799
QEP RES INC                  COM             74733v100     23,323    778,213 SH       Sole                  424,525          353,688
QUESTAR CORP                 COM             748356102     41,001  1,965,522 SH       Sole                1,083,314          882,208
RALCORP HLDGS INC NEW        COM             751028101        560      8,385 SH       Sole                    5,385            3,000
ROSETTA RESOURCES INC        COM             777779307        220      6,000 SH       Sole                    6,000
ROYAL DUTCH SHELL PLC        SPON ADR B      780259107        618      8,833 SH       Sole                    2,800            6,033
SCHLUMBERGER LTD             COM             806857108      1,460     22,500 SH       Sole                   10,300           12,200
SCHWAB CHARLES CORP NEW      COM             808513105     25,144  1,944,658 SH       Sole                  919,026        1,025,632
SIGMA ALDRICH CORP           COM             826552101      3,889     52,600 SH       Sole                   28,900           23,700
SMUCKER J M CO               COM NEW         832696405      1,586     21,000 SH       Sole                   15,100            5,900
SPX CORP                     COM             784635104     35,927    550,019 SH       Sole                  299,657          250,362
SUNTRUST BKS INC             COM             867914103     32,577  1,344,476 SH       Sole                  738,502          605,974
SYSCO CORP                   COM             871829107      2,103     70,558 SH       Sole                   52,460           18,098
TE CONNECTIVITY LTD          REG SHS         H84989104     44,479  1,393,885 SH       Sole                  778,979          614,906
TEXAS INSTRS INC             COM             882508104     37,246  1,298,236 SH       Sole                  672,604          625,632
TIME WARNER INC              COM NEW         887317303     41,605  1,080,659 SH       Sole                  594,694          485,965
TRANSOCEAN LTD               REG SHS         H8817H100        390      8,730 SH       Sole                    4,330            4,400
UDR INC                      COM             902653104        867     33,540 SH       Sole                   15,640           17,900
UNITED TECHNOLOGIES CORP     COM             913017109        959     12,700 SH       Sole                    9,850            2,850
US BANCORP DEL               COM NEW         902973304        745     23,158 SH       Sole                   18,622            4,536
V F CORP                     COM             918204108      4,533     33,967 SH       Sole                   18,667           15,300
WAL-MART STORES INC          COM             931142103     12,756    182,967 SH       Sole                   17,067          165,900
WEATHERFORD INTERNATIONAL LT REG SHS         h27013103      1,483    117,438 SH       Sole                   60,993           56,445
WESTERN UN CO                COM             959802109        168     10,000 SH       Sole                                    10,000
WILLIAMS SONOMA INC          COM             969904101     94,048  2,689,401 SH       Sole                2,683,201            6,200
WILLIS GROUP HOLDINGS PUBLIC SHS             G96666105      1,080     29,598 SH       Sole                   14,653           14,945
YUM BRANDS INC               COM             988498101        885     13,733 SH       Sole                    4,733            9,000
ZIMMER HLDGS INC             COM             98956P102        290      4,500 SH       Sole                    2,000            2,500
ISHARES INC                  MSCI JAPAN      464286848        207     21,980 SH       Sole                   21,980
ISHARES TR                   RUSL 2 000 VALU 464287630        428      6,075 SH       Sole                    6,075
SPDR S&P 500 ETF TR          TR UNIT         78462F103      5,761     42,330 SH       Sole                   37,330            5,000